Significant Accounting Policies - Schedule of Revenue Recognized (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Revenues				$ 31,243	$ 31,243	$ 186,552
Royalty Income [Member]
Total Revenues				$ 31,243	31,243	116,152
Contract Research - Related Party [Member]
Total Revenues						$ 70,400